OTHER INCOME (LOSS), NET (Tables)	6 Months Ended
Jun. 30, 2022
OTHER INCOME (LOSS), NET
Schedule of other income and expenses

		Six Months Ended June 30,
		2021	2022
	Notes	RMB	RMB	US$
				(Note 2.5)
Income of incentive payment from depository bank	10	1,201	1,208	180
Fair value change of short-term and other investments		13,494	(23,765)	(3,548)
Fair value change of put right liabilities		14,618	30,798	4,598
Net foreign exchange gains (losses)		19,350	(72,718)	(10,857)
Subsidy income (3)		3,764	12,353	1,844
Others		(523)	180	28
		51,904	(51,944)	(7,755)
(3)For the six months ended June 30, 2021, subsidy income primarily consists of an amount of RMB2.9 million related to the paycheck protection program loan forgiveness approved by the U.S. Small Business Administration in April 2021. For the six months ended June 30, 2022, subsidy income consists primarily of the government grant of RMB10 million. The government grant was granted by the project management office of Shanghai Zhangjiang Science City to support the research and development activities in the local region.